Business Combinations - Summary of Purchase Price allocation (Detail) - USD ($) $ in Thousands		Sep. 28, 2022	Apr. 05, 2022
Book My Forex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment			$ 207
Intangible assets	[1]		561
Other non-current assets			745
Current assets and liabilities, net			7,160
Other non-current liabilities			(229)
Deferred tax liabilities			(140)
Total identifiable net assets acquired			8,304
Non-controlling interest			(4,069)
Goodwill			3,476
Total purchase price			$ 7,711
Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment		$ 26
Intangible assets	[2]	801
Other non-current assets		219
Current assets and liabilities, net		3,139
Other non-current liabilities		(67)
Total identifiable net assets acquired		4,118
Non-controlling interest		(1,761)
Goodwill		5,082
Total purchase price		$ 7,439

[1]	Intangible assets primarily includes brand/trade mark and technology related development cost.
[2]	Intangible assets primarily includes brand/trade mark and technology related development cost.